Long-Term Investment - Schedule of Long-Term Investment (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Investment [Line Items]
Investments accounted for using the equity method		$ 29,643
Helport (Thailand) Co., Ltd [Member]
Schedule of Long-Term Investment [Line Items]
Investments accounted for using the equity method	[1]	$ 29,643

[1]	In April 2025, Helport Singapore established Helport (Thailand) Co., Ltd., in which it holds a 49% equity interest. Helport Singapore accounts for this equity investment using the equity method, as it has the ability to exert significant influence over the investee but does not possess control.